ACQUISITIONS (Narrative) (Details) € in Thousands, $ in Thousands				12 Months Ended
	Mar. 18, 2015 USD ($) shares	Nov. 14, 2014 USD ($) shares	Nov. 14, 2014 EUR (€) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Nov. 14, 2014 EUR (€)
Business Acquisition [Line Items]
Contingent cash payment					$ 271
Payment of contingent consideration				$ 271	1,990	$ 2,054
Compensation costs recognized				3,711	3,880	2,827
Appfluent [Member]
Business Acquisition [Line Items]
Ownership interests acquired	100.00%
Amount held in escrow deposit	$ 1,100
Period of amount held in escrow deposit	1 year
Number of shares issued for acquisition of entity | shares	726,033
Cash paid for entity	$ 10,997
Maximum milestone-based contingent payment	31,500
Fair value of milestone-based contingent payments	1,616
Gain included in selling and marketing as a reversal of previously accrued milestone-based contingent payment						1,826
Appfluent [Member] | Key Employees [Member]
Business Acquisition [Line Items]
Employee retention payable				$ 2,000
Employee retention, percentage payable in shares				40.00%
Retention payments					900	300
Retention payment issued					$ 600	$ 200
Retention payment issued, shares | shares					68,616	14,188
Compensation costs recognized					$ 744	$ 1,256
Appfluent [Member] | Core technology [Member]
Business Acquisition [Line Items]
Intangible assets acquired	6,350
Appfluent [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 382
Appfluent [Member] | Issued at closing [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity | shares	581,862
Appfluent [Member] | Shares Held Back To Secure Indemnity Claims [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity | shares	144,171
Payment obligations	$ 1,253
Bi Ready B V [Member]
Business Acquisition [Line Items]
Contingent estimated liability		$ 300			271	$ 292
Bi Ready B V [Member] | Core technology [Member]
Business Acquisition [Line Items]
Purchase price allocated to intangible assets		1,272
Bi Ready B V [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 748
Number of shares issued for acquisition of entity | shares		31,895	31,895
Fair value of shares issued for acquisition		$ 224
Maximum earnout potential consideration		$ 374
Amortization period				5 years
Payment of contingent consideration				$ 271	$ 48
Bi Ready B V [Member] | Technology-Based Intangible Assets [Member] | Euro [Member]
Business Acquisition [Line Items]
Intangible assets acquired | €			€ 600
Maximum earnout potential consideration | €							€ 300